Derivative financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivatives
Assets	$ 78,143	$ 82,040
Liabilities	(53,544)	(26,096)
Non-current Assets	4,338	7,469
Non-current Liabilities		(569)
Current Assets	73,805	74,571
Current Liabilities	(53,544)	(25,527)
Interest rate swaps
Derivatives
Assets	4,338	7,469
Liabilities		(179)
Notional amount	$ 207,900	179,100
Interest rate swaps | Minimum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	1.98%
Interest rate swaps | Maximum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	3.73%
Forward freight agreements and related bunker swaps
Derivatives
Assets	$ 1,357	3,993
Liabilities	(536)
Commodity contracts and derivatives
Derivatives
Assets	72,416	70,565
Liabilities	(53,008)	(25,835)
Forward foreign exchange contracts
Derivatives
Assets	$ 32	13
Liabilities		$ (82)